Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2024
Intangible Assets [Abstract]
Schedule of Components of Intangible Assets

The components of intangible assets, were as follows:

		March 31, 2024			March 31, 2023
As at	Average useful life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Computer software	5 years	$33,033	$(14,640)	$18,393	$140,181	$(106,769)	$33,412
Total		33,033	(14,640)	18,393	140,181	(106,769)	33,412

Schedule of Future Amortization of Intangible Assets	Future amortization of intangible assets that will be recorded in general and administrative expenses is estimated as follows.
	Year ended 31 March
	2024	2023
2024	$6,575	$10,581
2025	6,575	10,054
2026	5,050	7,048
2027	193	5,347
2028	-	382
Thereafter	-
Total remaining amortization	18,393	33,412